Segment Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 Segment
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM measures the performance of each segment based on metrics of revenues and adjusted operating income (loss) and uses these results to evaluate the performance of, and to allocate resources to each of the segments.
Number of operating segments	2